Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Accrued payroll related expenses	108,868	114,080
Accrued advertising and marketing expenses	93,034	175,250
Accrued storage and transportation fees	31,264	23,738
Accrued leasehold improvement costs	12,621	13,811
Other taxes payable	17,863	17,551
Refund obligation of sales return	3,739	2,371
Others	55,870	44,416
	323,259	391,217